Stock Options (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Total non-cash stock-based compensation expense	$ 1,795,206		$ 2,367,792	$ 16,875
Employees and Directors Stock Option
Total non-cash stock-based compensation expense						3,396
Non Employee Stock Option [Member]
Total non-cash stock-based compensation expense						11,457
Stock Option Modifications
Total non-cash stock-based compensation expense						$ 14,853